VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 1,774,600	$ 1,922,200
Less: Accumulated depreciation	(112,490)	(44,681)
Total vessels and equipment, net	1,700,063	1,893,407
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,811,295	1,937,443
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,258	645
Vessels, Conversion and Retrofitting
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	14,600	0
Contractual obligation	35,500
Vessels, Drydocking Cost
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 22,100	$ 15,200